Debt (Details Narrative) (10 K) - KRW (₩) ₩ in Thousands													3 Months Ended		12 Months Ended
	Oct. 02, 2018	Sep. 27, 2018	May 25, 2018	Nov. 03, 2017	Nov. 02, 2017	Aug. 04, 2017	Apr. 19, 2017	Apr. 18, 2017	Jul. 18, 2016	Nov. 04, 2015	Oct. 08, 2015	Jun. 02, 2015	Mar. 31, 2019	Mar. 31, 2018	Dec. 31, 2018	Dec. 31, 2017
Short-term borrowings														₩ 12,669	₩ 42,281	₩ 1,459,992
Repayments of short term borrowings													35,455	₩ 309,736	480,873	1,302,830
Long term debt													627,370		674,760	930,000
Short Term Borrowings One [Member] | Refinancing Agreement [Member]
Repayments of short term borrowings	₩ 26,000
Short Term Borrowings One [Member] | Kookmin Bank [Member]
Short-term borrowings											₩ 260,000		234,000		₩ 234,000	₩ 234,000
Debt instrument maturity date											Oct. 02, 2019
Debt instrument, rate of interest															6.09%	4.70%
Short Term Borrowings Two [Member] | Refinancing Agreement [Member]
Repayments of short term borrowings				₩ 26,000	₩ 26,000
Short Term Borrowings Two [Member] | Kookmin Bank [Member]
Short-term borrowings										₩ 260,000			234,000		₩ 234,000	₩ 234,000
Debt instrument maturity date										Nov. 02, 2018
Debt instrument, rate of interest															6.13%	5.05%
Short Term Borrowings Three [Member] | Extension Agreement [Member]
Repayments of short term borrowings			₩ 1,000,000
Short Term Borrowings Three [Member] | Woori Bank [Member]
Short-term borrowings												₩ 1,000,000	900,000		₩ 900,000	₩ 1,000,000
Debt instrument maturity date												Jun. 01, 2019
Debt instrument, rate of interest															4.79%	4.27%
Short Term Borrowings Three [Member] | Woori Bank [Member] | Extension Agreement [Member]
Debt instrument extended maturity date			May 01, 2019
Short Term Borrowings Four [Member] | Woori Bank [Member]
Debt instrument, rate of interest															14.00%	14.00%
Bank overdraft																₩ 57,886
Debt collateralized in savings account															5,000
Short Term Borrowings Five [Member] | Suhyup Bank [Member]
Short-term borrowings									₩ 500,000				428,000		₩ 428,000	₩ 464,000
Debt instrument maturity date									Jul. 18, 2018
Debt instrument, rate of interest															2.50%	2.50%
Debt instrument extended maturity date									Jul. 18, 2019
Debt collateralized in savings account															₩ 3,000
Short Term Borrowings Six [Member] | Hana Bank [Member]
Short-term borrowings						₩ 300,000									₩ 300,000	₩ 300,000
Debt instrument maturity date						Aug. 01, 2018
Debt instrument, rate of interest															2.56%	2.56%
Debt collateralized in savings account															₩ 300,000
Short Term Borrowings Seven [Member] | GMT Co., Ltd. [Member]
Short-term borrowings							₩ 550,000						195,000		195,000	₩ 195,000
Debt instrument maturity date							Nov. 30, 2017
Debt instrument, rate of interest																6.00%
Short Term Borrowings Eight [Member] | GNC Co., Ltd. [Member]
Short-term borrowings								₩ 300,000					300,000		300,000	₩ 300,000
Debt instrument maturity date								Nov. 30, 2017
Debt instrument, rate of interest																6.00%
Short Term Borrowings Nine [Member] | Kwangju Bank [Member]
Short-term borrowings		₩ 130,000											₩ 59,091		₩ 94,545
Debt instrument maturity date		Aug. 24, 2019
Debt instrument, rate of interest															5.65%
Short Term Borrowings Nine [Member] | Kwangju Bank [Member] | 2019 [Member]
Debt instrument, rate of interest													5.65%		5.65%